INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Changes in allowance and provisions (Details) - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Changes in allowances and provisions
Beginning	$ (10,809,872)	$ (8,850,024)
Additions	(1,707,069)	(2,615,170)
Additions for business combination	(355,898)	(924,305)
Uses and reversals	1,240,213	2,488,151
Currency conversion difference	239,081	(908,524)
Ending	(11,393,545)	(10,809,872)
Allowance deducted from assets
Changes in allowances and provisions
Beginning	(9,918,103)	(8,247,002)
Additions	(1,339,943)	(2,394,162)
Additions for business combination		(531,232)
Uses and reversals	847,140	2,488,151
Currency conversion difference	273,063	(1,233,858)
Ending	(10,137,843)	(9,918,103)
Allowance for impairment of trade debtors
Changes in allowances and provisions
Beginning	(7,425,604)	(7,142,252)
Additions	(753,428)	(1,327,385)
Uses and reversals	777,558	1,797,648
Currency conversion difference	351,194	(753,615)
Ending	(7,050,280)	(7,425,604)
Allowance for obsolescence
Changes in allowances and provisions
Beginning	(2,492,499)	(1,104,750)
Additions	(586,515)	(1,066,777)
Additions for business combination		(531,232)
Uses and reversals	69,582	690,503
Currency conversion difference	(78,131)	(480,243)
Ending	(3,087,563)	(2,492,499)
Total included in liabilities
Changes in allowances and provisions
Beginning	(891,769)	(603,022)
Additions	(367,126)	(221,008)
Additions for business combination	(355,898)	(393,073)
Uses and reversals	393,073
Currency conversion difference	(33,982)	325,334
Ending	(1,255,702)	(891,769)
Provisions for contingencies
Changes in allowances and provisions
Beginning	(891,769)	(603,022)
Additions	(367,126)	(221,008)
Additions for business combination	(355,898)	(393,073)
Uses and reversals	393,073
Currency conversion difference	(33,982)	325,334
Ending	$ (1,255,702)	$ (891,769)